SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION [Text Block]

23. SHARE-BASED COMPENSATION

a) Share options

	Options (thousands)	Average price
Outstanding as at January 1, 2024	8,799	1.85
Granted	2,996	1.88
Exercised	(2,615)	1.36
Forfeited	(97)	1.97
Expired	(50)	0.91
Outstanding as at January 1, 2025	9,033	2.01
Granted	2,813	3.06
Exercised	(3,193)	1.74
Forfeited	(158)	2.47
Outstanding as at December 31, 2025	8,495	2.45
Exercisable as at December 31, 2025	5,793	2.35

During the year ended December 31, 2025, the Company granted 2,813,300 (2024 - 2,996,000) share options to directors, executives and employees, exercisable at an average exercise price of $3.06 per common share (2024 - $1.88 per common share), vesting over two years and exercisable within five years of grant date.

As at December 31, 2025, the outstanding options have the following ranges of the exercise price and life remaining:

Range of exercise price	Options (thousands)	Average life (years)
$1.58 to $1.73	208	0.09
$1.73 to $1.82	31	2.83
$1.83 to $2.57	4,366	2.58
$2.58 to $3.05	1,311	1.05
$3.06 to $3.51	2,579	4.01

The total fair value of options granted was $4,867 (2024 - $3,156) based on a weighted average grant-date fair value of $1.73 (2024 - $1.05) per option. The fair value of options was measured at the grant date using the Black-Scholes formula. Expected volatility is estimated by considering historic average share price volatility. The inputs used in the Black-Scholes formula are as follows:

	2025	2024
Expected term (years)	5.0	5.0
Volatility	64%	64%
Dividend yield	0%	0%
Risk-free interest rate	3.1%	3.5%
Weighted-average fair value per option	$1.73	$1.05

b) Deferred, Performance and Restricted Share Units

	PSUs (thousands)	DSUs (thousands)	RSUs (thousands)
Outstanding as at January 1, 2024	1,955	2,301	370
Granted	880	304	500
Forfeited	-	-	(80)
Settled	(530)	-	-
Outstanding as at December 31, 2024	2,305	2,605	790
Granted	742	265	489
Forfeited	-	-	(186)
Settled	(595)	-	-
Outstanding as at December 31, 2025	2,452	2,870	1,093

During the year ended December 31, 2025, 264,900 DSUs were issued to directors (2024 - 303,750), 741,600 PSUs to senior executives (2024 - 880,000) and 489,000 RSUs to non-executives (2024 - 500,000).

The fair value of DSUs, PSUs and RSUs granted was $5,593 (2024 - $2,993), with a weighted average fair value at the grant date of $3.06 per unit for the DSUs (2024 - $1.78 per unit), $4.43 per unit for the PSUs (2024 - $2.87 per unit), and $3.06 per unit for the RSUs (2024 - $1.78). Deferred share units are cash-settled share-based compensation. Performance share units and restricted share units are accounted for as equity-settled share-based compensation.

c) Share-based compensation summary

Share-based compensation expense is comprised as follows:

	Years ended December 31,
	2025	2024
Share options expensed in general and administrative (1)	3,878	2,710
Share options expensed in production costs (1)	604	423
Performance share units expense	2,986	2,713
Restricted share units expense	683	566
Change in fair value of deferred share units	15,002	3,013
Share-based compensation expense	23,153	9,425

(1) Estimated forfeiture rate of 0% based on historically low level of forfeitures for stock option awards.